11 EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
A reconciliation of net income and weighted average shares used in computing basic and diluted net income
A reconciliation of net income and weighted average shares used in computing basic and diluted net income per share is as follows:

	2017	2016
Net income (loss) attributable to common stock holders	$(5,006,160)	$(2,304,376)
Weighted average common shares outstanding	14,352,573	12,359,709
Basic net income (loss) per share of common stock	$(0.35)	$(0.19)
Diluted net income (loss) per share of common stock	$(0.35)	$(0.19)

	Twelve Months Ended
	December 31,
	2016	2015

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$(0.21)	$(0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$(0.21)	$(0.07)